Segmented Information	12 Months Ended
Mar. 31, 2024
Segmented Information [Abstract]
SEGMENTED INFORMATION
3.	SEGMENTED INFORMATION

The Company’s reportable operating segments are components of the Company where separate financial information is available that is evaluated regularly by the Company’s Chief Executive Officer who is the Chief Operating Decision Maker (“CODM”). The operating segments are determined based on the Company’s management and internal reporting structure. Operating segments are summarized as follows:

Operating Segments	Subsidiaries Included in the Segment	Properties Included in the Segment
Mining
Henan Luoning	Henan Found and Henan Huawei	Ying Mining District
Guangdong	Guangdong Found	GC
Other	Yunxiang, Xinbaoyuan, and Infini Resources S.A. de C.V.	BYP, Kuanping, La Yesca
Administrative
Vancouver	Silvercorp Metals Inc. and holding companies
Beijing	Silvercorp Metals (China) Inc.

(a) Segmented information for operating results is as follows:

Year ended March 31, 2024
	Mining			Administrative
Statement of income:	Henan Luoning	Guangdong	Other	Beijing	Vancouver	Total
Revenue	$187,793	$27,394	$-	$-	$-	$215,187
Costs of mine operations	(109,891)	(24,312)	(395)	-	-	(134,598)
Income (loss) from mine operations	77,902	3,082	(395)	-	-	80,589

Operating expenses	(3,335)	291	(41)	(2,002)	(7,330)	(12,417)
Impairment of investment in associate	-	-	-	-	(4,251)	(4,251)
Finance items, net	2,237	409	(26)	174	3,240	6,034
Income tax (expenses) recoveries	(13,887)	(333)	7	-	(6,064)	(20,277)
Net income (loss)	$62,917	$3,449	$(455)	$(1,828)	$(14,405)	$49,678

Attributable to:
Equity holders of the Company	49,396	3,416	(281)	(1,828)	(14,397)	36,306
Non-controlling interests	13,521	33	(174)	-	(8)	13,372
Net income (loss)	$62,917	$3,449	$(455)	$(1,828)	$(14,405)	$49,678

Year ended March 31, 2023
	Mining			Administrative
Statement of income:	Henan Luoning	Guangdong	Other	Beijing	Vancouver	Total
Revenue	$174,868	$33,261	$-	$-	$-	$208,129
Costs of mine operations	(112,092)	(24,831)	(423)	-	-	(137,346)
Income (loss) from mine operations	62,776	8,430	(423)	-	-	70,783

Operating expenses	(2,540)	(223)	(77)	(1,832)	(12,153)	(16,825)
Impairment of mineral rights and properties	-	-	(20,211)	-	-	(20,211)
Finance items, net	2,526	423	(29)	271	(1,795)	1,396
Income tax (expenses) recoveries	(9,699)	(617)	62	-	(3,789)	(14,043)
Net income (loss)	$53,063	$8,013	$(20,678)	$(1,561)	$(17,737)	$21,100

Attributable to:
Equity holders of the Company	41,600	7,935	(9,948)	(1,561)	(17,418)	20,608
Non-controlling interests	11,463	78	(10,730)	-	(319)	492
Net income (loss)	$53,063	$8,013	$(20,678)	$(1,561)	$(17,737)	$21,100

(b) Segmented information for assets and liabilities is as follows:

March 31, 2024
	Mining			Administrative
Statement of financial position items:	Henan Luoning	Guangdong	Other	Beijing	Vancouver	Total
Current assets	$91,777	$9,272	$1,048	$7,102	$92,699	$201,898
Plant and equipment	61,350	13,648	2,908	476	1,516	79,898
Mineral rights and properties	264,903	34,409	19,521	-	-	318,833
Investment in associates	-	-	-	-	49,426	49,426
Other investments	63	-	-	-	46,191	46,254
Reclamation deposits	1,370	3,032	-	-	7	4,409
Long-term prepaids and deposits	1,104	129	91	-	310	1,634
Investment properties	463	-	-	-	-	463
Deferred income tax assets	-	-	-	-	-	-
Total assets	$421,030	$60,490	$23,568	$7,578	$190,149	$702,815

Current liabilities	$38,271	$5,621	$340	$212	$2,710	$47,154
Long-term portion of lease obligation	-	-	$-	-	1,102	1,102
Deferred income tax liabilities	50,001	133	$974	-	-	51,108
Environmental rehabilitation	4,000	1,486	$956	-	-	6,442
Total liabilities	$92,272	$7,240	$2,270	$212	$3,812	$105,806

March 31, 2023
	Mining			Administrative
Statement of financial position items:	Henan Luoning	Guangdong	Other	Beijing	Vancouver	Total
Current assets	$112,936	$20,605	$1,149	$7,608	$76,750	$219,048
Plant and equipment	59,854	15,289	3,314	644	958	80,059
Mineral rights and properties	251,150	32,070	20,206	-	-	303,426
Investment in associates	-	-	-	-	50,695	50,695
Other investments	65	-	-	-	15,475	15,540
Reclamation deposits	3,626	3,348	-	-	7	6,981
Long-term prepaids and deposits	686	89	96	-	-	871
Deferred income tax assets	-	179	-	-	-	179
Total assets	$428,317	$71,580	$24,765	$8,252	$143,885	$676,799

Current liabilities	$33,102	$5,509	$433	$226	$1,970	$41,240
Long-term portion of lease obligation	-	-	-	-	314	314
Deferred income tax liabilities	47,065	-	1,031	-	-	48,096
Environmental rehabilitation	4,883	1,477	958	-	-	7,318
Total liabilities	$85,050	$6,986	$2,422	$226	$2,284	$96,968

(c) Sales by metal

The sales generated for the year ended March 31, 2024 and 2023 were all earned in China and were comprised of:

	Year ended March 31, 2024
	Henan Luoning	Guangdong	Total
Gold	$13,024	$-	$13,024
Silver	116,364	7,870	124,234
Lead	46,972	5,422	52,394
Zinc	6,904	12,198	19,102
Other	4,529	1,904	6,433
	$187,793	$27,394	$215,187

	Year ended March 31, 2023
	Henan Luoning	Guangdong	Total
Gold	$6,647	$-	$6,647
Silver	105,776	7,816	113,592
Lead	50,477	6,366	56,843
Zinc	7,881	16,942	24,823
Other	4,087	2,137	6,224
	174,868	$33,261	$208,129

(d) Major customers

Revenue from major customers is summarized as follows:

	Year ended March 31, 2024
Customers	Henan Luoning	Guangdong	Total	Percentage of total revenue
Customer A	$51,471	$4,530	$56,001	26%
Customer B	50,697	-	50,697	24%
Customer C	15,844	2,338	18,182	8%
Customer D	39,770	-	39,770	18%
Customer E	20,678	3,227	23,905	11%
	$178,460	$10,095	$188,555	87%

	Year ended March 31, 2023
Customers	Henan Luoning	Guangdong	Total	Percentage of total revenue
Customer A	$33,385	$-	$33,385	16%
Customer B	34,331	-	34,331	17%
Customer C	41,547	687	42,234	20%
Customer D	40,443	-	40,443	19%
Customer E	13,111	2,470	15,581	7%
	$162,817	$3,157	$165,974	79%